J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.28

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
(redacted)	304725144	(redacted)	1115395	06/12/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	2	Acknowledged	Missing investor acknowledgement for missing background check for borrowing entity. Search provided rendered no results. Entity was incorporated in (redacted).	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/20/2025 EV2/B - Investor Acknowledged Exception, SOS site shows the business exists and there is no reason to believe it is not in good standing.
06/18/2025 Escalated to investor for review.
06/16/2025 Attached search, (redacted), does not match borrowing entity,  (redacted).
															--Finding remains. Missing investor acknowledgement for missing background check for borrowing entity, (redacted). Search provided rendered no results (redacted). Entity was incorporated in (redacted).	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304725144	(redacted)	1115407	06/12/2025	Credit	Final 1003 Application is Incomplete	APP 0002	3	1	Closed	Missing Loan Application, which includes property / rental / financial information, declarations, and the loan originator information. The (redacted) application consists of (redacted) parts: Business Purpose Borrower Application, Loan Application, and Guarantor Application. Loan file includes Business Purpose Borrower Application and Guarantor Application.	06/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/16/2025 Recd Loan Application. - 06/16/2025 Recd Loan Application.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725144	(redacted)	1115460	06/12/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing corrected insurance reflecting the subject loan number. Loan number is inaccurate, actual loan number, (redacted).	06/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/16/2025 Recd revised EOI reflecting the subject loan number (redacted). - 06/16/2025 Recd revised EOI reflecting the subject loan number (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725145	(redacted)	1115435	06/12/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	2	Acknowledged	Missing investor acknowledgement for missing background check for borrowing entity. Search provided rendered no results. Entity was incorporated in (redacted).		Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/20/2025 EV2/B - Investor Acknowledged Exception, (redacted) site shows the business exists and there is no reason to believe it is not in good standing. 06/18/2025 Escalated to investor for review.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304725145	(redacted)	1115436	06/12/2025	Compliance	File Documentation is Incomplete (Compliance)	COMP 0047	3	1	Closed	Entity Certificate is not signed by the borrowing guarantor. The Entity Certificate is only signed by limited owner.	06/20/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/20/2025 Recd Entity Certificate electronically signed by the borrowing guarantor. - 06/20/2025 Recd Entity Certificate electronically signed by the borrowing guarantor.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725145	(redacted)	1115439	06/12/2025	Credit	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	3	1	Closed	APN on the Mortgage is inaccurate. Actual APN per appraisal / title commitment / tax cert, (redacted).	06/17/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/17/2025 Recd scrivener's affidavit. - 06/17/2025 Recd scrivener's affidavit.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725145	(redacted)	1115448	06/12/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing corrected insurance reflecting the subject loan number. EOI loan number is inaccurate, actual loan number, (redacted).	06/17/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/17/2025 Recd revised EOI with correct loan number (redacted). - 06/17/2025 Recd revised EOI with correct loan number (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304729044	(redacted)	1116901	06/23/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing revised evidence of insurance reflecting the correct loan number, (redacted). EOI in file reflects loan number (redacted).	06/25/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/25/2025 Recd revised EOI reflecting the correct loan number. - 06/25/2025 Recd revised EOI reflecting the correct loan number.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304729044	(redacted)	1116902	06/23/2025	Credit	Missing Required Fraud Tool	CRED 0089	2	2	Acknowledged	Missing investor acknowledgement for missing background check for borrowing entity, (redacted). Search provided rendered no results. Entity was incorporated in (redacted).		Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/24/2025 EV2/B - Investor Acknowledged Exception, (redacted) site shows the business exists and there is no reason to believe it is not in good standing.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304734111	(redacted)	1118620	07/03/2025	Compliance	Flood Notice Was Not Provided to Applicant(s)	FLOOD 0001	2	2	Acknowledged	Missing evidence the Notice of Special Flood Hazard disclosure was provided to the borrower. Flood zone is AE..		Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified. ;		Client: 07/03/2025 EV2/B - Investor Acknowledged Exception.	Funded	B	B	B	B	B	B	B	B	B	B
(redacted)	304907192	(redacted)	1154221	12/12/2025	Credit	DSCR Calculation Discrepancy	DSCR 0001	3	1	Closed	Review DSCR (redacted) < (redacted) using market rent of (redacted) which is less than the monthly rent from the newly executed leases of (redacted) dated (redacted). Lender qualified the borrower using the monthly rent from the leases. Evidence of deposit and first months rent was not provided in file. Additionally, lender did not include the monthly HOA fee of (redacted). --Per guidelines, Qualifying Rental Income for Subject Property: Gross Income - Defined as the lower of estimated market rent from appraisal Form (redacted) ((redacted) units) or monthly rent from existing property leases if available. If the lease rent amount is higher, it may be utilized with two (redacted) months’ proof of receipt	12/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Documented Reserves > (redacted) Months Required.;		12/16/2025 Finding is cleared with the attached updated DSCR calc using the lesser market rent and including the HOA fee. Review DSCR (redacted) > (redacted) Minimum Required. Vacancy factor applied in error at time of initial review resulting in the DSCR < (redacted). - 12/16/2025 Finding is cleared with the attached updated DSCR calc using the lesser market rent and including the HOA fee. Review DSCR (redacted) > (redacted) Minimum Required. Vacancy factor applied in error at time of initial review resulting in the DSCR < (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304907192	(redacted)	1154223	12/12/2025	Property	Appraisal is Incomplete	APPR 0002	3	1	Closed	Appraiser's analysis of the actual current rent of (redacted) does not match to the recently executed lease agreements (redacted) dated (redacted). Prior lease agreements were not provided for review. The discrepancy should be addressed.	12/29/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Documented Reserves > (redacted) Months Required.;		12/29/2025 Finding is cleared with the attached revised appraisal report. - 12/29/2025 Finding is cleared with the attached revised appraisal report.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304907192	(redacted)	1154227	12/12/2025	Credit	Title Issue affecting Lien Position	TITL 0003	3	2	Acknowledged	Missing final title policy or evidence that the vendors lien dated (redacted) in the amount of (redacted) has been satisfied. Loan proceeds were not used to payoff any liens.		Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Documented Reserves > (redacted) Months Required.;		02/11/2026 EV2/B Finding is downgraded with the attached release of lien filed post-consummation.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304907192	(redacted)	1154234	12/12/2025	Credit	Missing and/or Deficient Name Affidavit	CRED 0094	3	2	Acknowledged	Missing name affidavit, (redacted). Name spelling varies between Drivers License, Entity Docs, Title, and Security Instrument. Signature/Name affidavit in file does not reflect the alternate name. Closing condition (redacted), Closing - AKA Statement - Closer to prepare final AKA statement for the following AKA'S: (redacted).		Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Documented Reserves > (redacted) Months Required.;		12/31/2025 EV2/B - Received post-consummation dated Signature/Name Affidavit.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304907192	(redacted)	1154235	12/12/2025	Credit	Missing Letter of Explanation	CRED 0104	3	1	Closed	Missing borrower signed statement confirming that the borrowing entity was established to manage real estate. Operating Agreement does not explicitly state the purpose. Closing condition (redacted), Funding - Prior to Funding Condition - Signed statement from the borrower that the purpose of (redacted) is to buy and rent real estate.--Per guidelines, (redacted) must have been created to manage rental properties only.	12/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Documented Reserves > (redacted) Months Required.;	12/16/2025 Finding is cleared with the attached borrower signed statement confirming that the borrowing entity was established to buy and rent real estate. - 12/16/2025 Finding is cleared with the attached borrower signed statement confirming that the borrowing entity was established to buy and rent real estate.

															12/15/2025 Cash out letter is insufficient to satisfy the finding. -- Missing is borrower signed statement confirming that the borrowing entity was established to manage real estate.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304907192	(redacted)	1154241	12/12/2025	Credit	Entity Documentation is Insufficient	CRED 0143	4	1	Closed	Missing Corporate Resolution, (redacted), and Correction Agreement. -- Per Guidelines, (redacted) as Mortgagor with Personal Guarantor: Corporate Resolution from the board to authorize the taking out of debt in the (redacted)s name; All (redacted) authorized signers (non-guarantors) must sign the following documents: Correction agreement.	02/20/2026	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Documented Reserves > (redacted) Months Required.;	02/20/2026 Review confirmed both owners executed the Note, thus satisfactorily documenting the authorization of the loan in the name of the business. - 02/20/2026 Review confirmed both owners executed the Note, thus satisfactorily documenting the authorization of the loan in the name of the business.
02/20/2026 Finding is partially cleared with the attached correction agreement. Still missing Corporate Resolution from the board to authorize the taking out of debt in the (redacted) name.
															12/31/2025 Finding is partially cleared with the attached correction agreement. Still missing Corporate Resolution to borrower, (redacted).	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	304907192	(redacted)	1154242	12/12/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Property insurance is in the name of the guarantor, not in the name of (redacted). -- Per guidelines, Policies must be in the name of the (redacted).	12/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified reserves - (redacted) Months Documented Reserves > (redacted) Months Required.;		12/16/2025 Finding is cleared with the attached EOI, name of insured updated to (redacted). - 12/16/2025 Finding is cleared with the attached EOI, name of insured updated to (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305027277	(redacted)	1157236	12/31/2025	Compliance	Missing E-Sign Disclosure	TRID 0134	3	1	Closed	E-Sign Consent and Tracking Documentation is not in file. Some documents are electronically executed.	01/06/2026			01/06/2026 Finding is cleared with the attached disclosure tracking that provides the borrowers eConsent date. - 01/06/2026 Finding is cleared with the attached disclosure tracking that provides the borrowers eConsent date.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305027277	(redacted)	1157667	01/05/2026	Credit	Credit Documentation is Insufficient	CRED 0093	3	1	Closed	Missing credit supplement evidencing < (redacted) months payments remaining, (redacted). The (redacted) payment was excluded, but there was (redacted) payments remaining based on the outstanding balance of (redacted) ((redacted) months). -- Per (redacted), For each liability that belongs to the borrower, provide documentation that supports the omission. -- Per (redacted), All installment debt that is not secured by a financial asset—including student loans, automobile loans, personal loans, and timeshares—must be considered part of the borrower’s recurring monthly debt obligations if there are more than ten monthly payments remaining. -- DTI increased (redacted) with the payment considered (Max (redacted)). DTI increase > (redacted) requires (redacted) resubmission if the credit supplement does not reflect < (redacted) months remaining. --- Per (redacted), (redacted) loans trigger for resubmission — the result of these changes causes the DTI ratio recalculated by the lender to now exceed (redacted), or increase by (redacted) percentage points or more (if the recalculated DTI ratio is (redacted) or less).	01/07/2026			01/07/2026 Finding is cleared with the attached credit supplement confirming < (redacted) months remaining. - 01/07/2026 Finding is cleared with the attached credit supplement confirming < (redacted)months remaining.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305027277	(redacted)	1157686	01/05/2026	Credit	Back-end Ratio exception (DTI)	CRED 0004	3	1	Closed	Missing investor acknowledgment. DTI is (redacted) excluding the non-occupying borrowers' income. Guidelines defer to (redacted). -- Per (redacted) selling guide (redacted), Down Payment and Qualifying Ratio Requirements for Manually Underwritten Loans: Using only the income of the occupying borrower(s) to calculate the DTI ratio, the maximum allowable DTI ratio is (redacted). Note: This policy applies even if the combined qualifying ratios for the borrower and the guarantor, co-signer, or non-occupant borrower are well below (redacted) standard qualifying ratio benchmark. Minimum credit score and reserve requirements based on the LTV ratio and combined qualifying ratios of all borrowers must be met per the Eligibility Matrix.	01/07/2026			01/07/2026 Agree, guidelines underwrite to AUS with overlays. Review confirmed co-borrower was submitted to (redacted) as a non-occupant borrower. - 01/07/2026 Agree, guidelines underwrite to AUS with overlays. Review confirmed co-borrower was submitted to (redacted) as a non-occupant borrower.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305027277	(redacted)	1157701	01/05/2026	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	3	1	Closed	Missing copies of deposit and first months rent for co-borrowers primary residence, (redacted). Only the lease agreement was provided. -- Per (redacted), The amount of the rental housing expense must be verified and documented. Acceptable documentation includes a copy of a current executed lease agreement and two months cancelled checks.	01/19/2026			01/19/2026 Attached documentation confirms co-borrowers first months rent and security deposit being remitted post-consummation. The lease agreement in file confirmed terms of the lease, which was included in qualifying. - 01/19/2026 Attached documentation confirms co-borrowers first months rent and security deposit being remitted post-consummation. The lease agreement in file confirmed terms of the lease, which was included in qualifying.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305024514	(redacted)	1159158	01/12/2026	Credit	Entity Documentation is Insufficient	CRED 0143	4	1	Closed	Entity Certificate is missing executed pg (redacted) of (redacted).	02/23/2026	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required in (redacted).; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months. VOR confirms (redacted) months satisfactory rental rating on primary residence.;		02/23/2026 Finding is cleared with the attached complete copy of the executed entity certificate. - 02/23/2026 Finding is cleared with the attached complete copy of the executed entity certificate.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	305024514	(redacted)	1159197	01/12/2026	Credit	Guideline Exception(s)	GIDE 0001	2	2	Acknowledged	Investor acknowledged exception in file to utilize the market value of (redacted) for LTV. Property was recently acquired for (redacted) in a bulk portfolio transaction on (redacted). Appraiser noted (redacted) in improvements since acquisition.		Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required in (redacted).; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months. VOR confirms (redacted) months satisfactory rental rating on primary residence.;		01/12/2026 EV2/B Investor Acknowledged Exception	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305024514	(redacted)	1159217	01/12/2026	Credit	Missing Payoff/Demand Statement	DMND 0003	3	1	Closed	Missing payoff statement, (redacted). Borrower was liable for a prepayment penalty per Note, which does not appear to have been paid at closing .	02/23/2026	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required in (redacted).; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months. VOR confirms (redacted) months satisfactory rental rating on primary residence.;		02/23/2026 Attached email confirms prepayment penalty was waived as courtesy to the client. Attached email (redacted), (redacted), matches to the payoff in file. - 02/23/2026 Attached email confirms prepayment penalty was waived as courtesy to the client. Attached email (redacted), (redacted), matches to the payoff in file.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305024514	(redacted)	1159218	01/12/2026	Credit	Insufficient Verified Funds to Close	CRED 0016	3	1	Closed	Missing evidence of liquidation from (redacted) whole life insurance policy with terms of repayment. The (redacted) balance as of (redacted) in the amount of (redacted) was not sufficient to cover cash to close (redacted) -- Per guidelines (redacted), To document receipt of funds from the insurance company, a copy of the check from the insurer or copy of the payout statement issued by the insurer must be obtained. The client must assess any repayment obligations to determine any impact on borrower qualification or reserves. If penalties for failure to repay the loan are limited to the surrender of the policy, payments on a loan secured by the cash value of a borrower’s life insurance policy do not have to be considered in the total debt-to-income ratio. If additional obligations are indicated, the amount must be factored into the total debt-to-income ratio or subtracted from the borrower’s reserves	03/23/2026	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required in (redacted).; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months. VOR confirms (redacted) months satisfactory rental rating on primary residence.;	03/23/2026 Finding is cleared with the attached email form title agent confirming wire deposit of (redacted) on (redacted) are proceeds related to another property, (redacted), not subject property. - 03/23/2026 Finding is cleared with the attached email form title agent confirming wire deposit of (redacted) on (redacted) are proceeds related to another property,(redacted), not subject property.
03/23/2026 Finding is cleared with the attached email form title agent confirming wire deposit of (redacted) on  (redacted) are proceeds related to another property, (redacted), not subject property.
03/18/2026 Subject is a multi-family property. Wire deposit from (redacted) for benefit of (redacted) to payoff loan (redacted). Missing confirmation from closing agent, (redacted), as to whether the deposited funds of (redacted) on (redacted) are loan proceeds, and if so confirm subject property is not the collateral on the loan. Also missing confirmation that the loan to (redacted) from (redacted)  is not associated with the subject property. If it is then VOM is required along with satisfaction of mortgage.
03/13/2026 This private loan, (redacted), on subject property was not identified on title or disclosed in file. Missing VOM
03/12/2026 Wire from (redacted) was credited to the borrowers (redacted) account on (redacted), which was withdrawn to open a new business account, (redacted), in the name of the borrowing entity; funds from the new account were then used for cash to close (CRED 0016). -- Finding remains. Wired funds used to cover cash to close is sourced from title agent which noted, payoff loan (redacted). Missing explanation from title agent where the funds originated from since subject transaction loan proceeds were to be used to payoff the loan on subject property, (redacted).
															03/03/2026 Received (redacted) asset statement dated (redacted). Missing additional statement. Per guidelines, Verification of assets is required for purchase or refinance transactions to evidence sufficient funds to close. Assets must be verified with most recent 2 months’ account statements or quarterly account statements.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305031326	(redacted)	1169414	02/27/2026	Credit	Missing Sufficient Evidence of Insurance	INS 0001	3	2	Acknowledged	Missing insurers replacement cost estimate. EOI reflects ACV coverage (redacted). Coverage sufficient to cover the Note amount is acceptable provided it is at least (redacted) of the replacement cost.	04/01/2026 EV2/B - Investor accepts the coverage that is sufficient to cover the Note amount.

03/30/2026 Escalated to investor for review.

															03/10/2026 Guidelines calculate required coverage based on the insurable value of the improvements as established by the property insurer, not the appraisal value.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305031326	(redacted)	1169431	02/27/2026	Credit	Entity Documentation is Insufficient	CRED 0143	4	1	Closed	Loan file is missing the following documents:

Business Purpose of Loan Certification, copy in file is not signed (redacted);

Articles of Organization, (redacted);

Operating Agreement, copy in file is not signed by the co-owner (redacted);

An LOE or addendum to the operating agreement confirming the original purpose of the vesting entity;	04/08/2026	04/08/2026 Finding is cleared with the attached (redacted) search confirming as active business status dated within (redacted) days of closing. - 04/08/2026 Finding is cleared with the attached (redacted) search confirming as active business status dated within (redacted) days of closing.
03/25/2026 COGS > (redacted) days. Provide a post-consummation dated COGS or (redacted) search to satisfy the finding.
--
--
Per gl, all loan documentation must be dated within (redacted) days of closing.
															03/25/2026 COGS > (redacted) days. Provide a post-consummation dated COGS or (redacted) search to satisfy the finding.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	305031326	(redacted)	1169622	03/02/2026	Credit	Missing Evidence the Hazard Insurance Carrier Rating was Obtained	HAZ 0006	3	1	Closed	Missing hazard insurance carrier rating as required per guidelines.	04/02/2026			04/02/2026 Insurance agent confirms carrier has an A+ rating. - 04/02/2026 Insurance agent confirms carrier has an A+ rating.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305031326	(redacted)	1169705	03/02/2026	Credit	Underwriting Loan Approval is Deficient	APRV 0010	3	1	Closed	Missing investor acknowledgment for same appraiser being used on four concurrent transactions (redacted) with the same comparables being used for (redacted) and (redacted).	03/17/2026	03/17/2026 Recd response from investor, While there was some overlap on the comps, it does appear each property got an individual assessment. As such, we are okay with the same appraiser on these based on our research of the valuations. - 03/17/2026 Recd response from investor, While there was some overlap on the comps, it does appear each property got an individual assessment. As such, we are okay with the same appraiser on these based on our research of the valuations.

															03/10/2026 The finding is not related to a guideline requirement but a risk assessment. Finding has been escalated to investor for review.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305031325	(redacted)	1169598	03/02/2026	Credit	Missing Sufficient Evidence of Insurance	INS 0001	3	2	Acknowledged	Missing insurers replacement cost estimate. EOI does not show replacement cost coverage as being included (redacted). Coverage sufficient to cover the Note amount is acceptable provided it is at least (redacted) of the replacement cost.				04/02/2026 EV2/B - Investor accepts coverage sufficient to cover the note amount. 03/30/2026 Escalated to investor. 03/25/2026 Presentments are related to CRED 0143.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305031325	(redacted)	1169608	03/02/2026	Credit	Entity Documentation is Insufficient	CRED 0143	4	1	Closed	Loan file is missing the following documents: Certificate of Good Standing, (redacted); An LOE or addendum to the operating agreement confirming the original purpose of the vesting entity (redacted);	04/08/2026	04/08/2026 Finding is cleared with the Certificate of Organization that confirms the business is for the investment and management of residential and commercial real estate. - 04/08/2026 Finding is cleared with the Certificate of Organization that confirms the business is for the investment and management of residential and commercial real estate.
04/08/2026 Still missing a LOE or addendum to the operating agreement confirming the original purpose of the vesting entity was to manage real estate (redacted);
03/23/2026 Finding is partially cleared with the attached COGS, (redacted). Still missing a LOE or addendum to the operating agreement confirming the original purpose of the vesting entity was to manage real estate (redacted);
03/12/2026 Attached (redacted) is for (redacted) which was involuntary dissolved, not (redacted). -- Finding remains. Missing the following documents:
Certificate of Good Standing, (redacted);
															A LOE or addendum to the operating agreement confirming the original purpose of the vesting entity (redacted);	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	305031325	(redacted)	1169609	03/02/2026	Credit	Missing Evidence the Hazard Insurance Carrier Rating was Obtained	HAZ 0006	3	1	Closed	Missing hazard insurance carrier rating as required per guidelines (redacted).	04/02/2026			04/02/2026 Recd (redacted) Rating, A+ - 04/02/2026 Recd (redacted) Rating, A+	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305031325	(redacted)	1169706	03/02/2026	Credit	Underwriting Loan Approval is Deficient	APRV 0010	3	1	Closed	Missing investor acknowledgment for same (redacted) being used on four concurrent transactions (redacted) with the same comparables being used for (redacted) and (redacted).	03/17/2026	03/17/2026 While there was some overlap on the comps, it does appear each property got an individual assessment. As such, we are okay with the same (redacted) on these based on our research of the valuations. - 03/17/2026 While there was some overlap on the comps, it does appear each property got an individual assessment. As such, we are okay with the same appraiser on these based on our research of the valuations.

															03/12/2026 Escalated to investor for review.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305031328	(redacted)	1169653	03/02/2026	Credit	Entity Documentation is Insufficient	CRED 0143	4	1	Closed	Loan file is missing the following documents: Certificate of Good Standing, (redacted); An LOE or addendum to the operating agreement confirming the original purpose of the vesting entity;	04/08/2026	04/08/2026 Finding is cleared with the attached pre-consummation dated (redacted) search confirming an active business status. - 04/08/2026 Finding is cleared with the attached pre-consummation dated (redacted) search confirming an active business status. (redacted) is dated < (redacted) days prior to closing.
															03/25/2026 COGS > (redacted) days. Provide post-consummation dated COGS or (redacted) search to satisfy the finding.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	305031328	(redacted)	1169654	03/02/2026	Credit	Missing Sufficient Evidence of Insurance	INS 0001	3	2	Acknowledged	Missing insurers replacement cost estimate. EOI doesn't show that the policy includes replacement cost coverage. Coverage sufficient to cover the Note amount is acceptable provided it is at least (redacted) of the replacement cost.				04/02/2026 EV2/B - Investor accepts coverage sufficient too cover the note amount. 03/30/2026 Escalated to investor.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305031328	(redacted)	1169655	03/02/2026	Credit	Missing Evidence the Hazard Insurance Carrier Rating was Obtained	HAZ 0006	3	1	Closed	Missing hazard insurance carrier rating as required per guidelines.	04/02/2026	04/02/2026 Insurance agency confirms carrier has an A+ rating. TPR pulled (redacted) rating for (redacted) confirming (redacted) rating. - 04/02/2026 Insurance agency confirms carrier has an A+ rating. TPR pulled (redacted) rating for (redacted) confirming A+ rating.
															03/30/2026 Attached email does not provide the insurer rating. Lender can obtain insurer rating from (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305031328	(redacted)	1169708	03/02/2026	Credit	Underwriting Loan Approval is Deficient	APRV 0010	3	1	Closed	Missing investor acknowledgment for same appraiser being used on four concurrent transactions (redacted) with the same comparables being used for (redacted) and (redacted).	03/17/2026			03/17/2026 While there was some overlap on the comps, it does appear each property got an individual assessment. As such, we are okay with the same appraiser on these based on our research of the valuations. - 03/17/2026 While there was some overlap on the comps, it does appear each property got an individual assessment. As such, we are okay with the same appraiser on these based on our research of the valuations.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305031327	(redacted)	1169689	03/02/2026	Credit	Missing Sufficient Evidence of Insurance	INS 0001	3	2	Acknowledged	Missing insurers replacement cost estimate. EOI reflects ACV coverage (redacted). Coverage sufficient to cover the Note amount is acceptable provided it is at least (redacted) of the replacement cost.				04/02/2026 EV2/B - Investor accepts coverage sufficient to cover the note amount.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305031327	(redacted)	1169692	03/02/2026	Credit	Missing Evidence the Hazard Insurance Carrier Rating was Obtained	HAZ 0006	3	1	Closed	Missing hazard insurance carrier rating as required per guidelines .	04/02/2026			04/02/2026 Recd (redacted) Rating, A+. - 04/02/2026 Recd (redacted) Rating, A+. 03/30/2026 Presentment does not relate to HAZ 0006 finding.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305031327	(redacted)	1169693	03/02/2026	Credit	Entity Documentation is Insufficient	CRED 0143	4	1	Closed	Loan file is missing the following documents: Certificate of Good Standing, (redacted). An LOE or addendum to the operating agreement confirming the original purpose of the vesting entity;	04/08/2026	04/08/2026 Finding is cleared with the attached pre-consummation dated (redacted) search confirming an active business status. - 04/08/2026 Finding is cleared with the attached pre-consummation dated (redacted) search confirming an active business status.
03/25/2026 COGS > (redacted) Days. Provide post-consummation dated COGS or (redacted) search to satisfy the finding.
03/18/2026 The purpose of the company is to engage in any lawful act of activity for which a (redacted) may be formed with the commonwealth of (redacted). -- Finding remains. Per guidelines, Purpose of the (redacted) is for the ownership and management of real estate. A LOE or addendum to the operating agreement may be required to confirm the original purpose of the vesting entity.
															03/18/2026 Finding is partially cleared with the attached COGS issued within (redacted) days from closing.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	305031327	(redacted)	1169709	03/02/2026	Credit	Underwriting Loan Approval is Deficient	APRV 0010	3	1	Closed	Missing investor acknowledgment for same appraiser being used on four concurrent transactions (redacted) with the same comparables being used for (redacted) and (redacted).	03/17/2026			03/17/2026 While there was some overlap on the comps, it does appear each property got an individual assessment. As such, we are okay with the same appraiser on these based on our research of the valuations. - 03/17/2026 While there was some overlap on the comps, it does appear each property got an individual assessment. As such, we are okay with the same appraiser on these based on our research of the valuations.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305071750	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	305065553	(redacted)	1173932	03/27/2026	Compliance	Missing CD(s).	TRID 0208	3	1	Closed	Community Property State, Missing Final CD executed by non-borrowing vested owner. (redacted)	04/01/2026	04/01/2026 TPR set in error, in transactions that are not rescindable, the CD may be provided to any consumer with primary liability on the obligation. - 04/01/2026 TPR set in error, in transactions that are not rescindable, the CD may be provided to any consumer with primary liability on the obligation.

															04/01/2026 Recd settlement statement provided by title. Missing is a copy of the lender issued final CD signed by the non-borrowing spouse.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305065553	(redacted)	1173935	03/27/2026	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	3	1	Closed	Missing borrower accepted eDisclosure or documented eConsent date.	04/02/2026			04/02/2026 Finding is cleared with the attached eConsent. - 04/02/2026 Finding is cleared with the attached eConsent.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305073543	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A